- Derivative Financial Instruments (Details) (USD $)					0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011	Sep. 11, 2012 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2014 2014 Activity [Member] Warrant [Member]	Feb. 21, 2014 2014 Activity [Member] Warrant [Member]	Mar. 31, 2014 2013 Activity [Member] Warrant [Member]	Sep. 23, 2013 2013 Activity [Member] Warrant [Member]
Linked Common Shares to Derivative Warrants [Roll Forward]
Linked common shares to derivative warrants, beginning balance (shares)				250		14,360,276	128,350	154,132
Class of warrant or right, issuance of warrants to underwriters					110,000
Class of Warrant or Right, Issuance of Warrants to Investors in Private Placement						35,786,750	14,236,472
Fair Value of Warrants Issued to Investors in Private Placement 1									$ 10,020,290	$ 12,382,216	$ 4,050,800	$ 2,344,899
Issuance of warrants with preferred stock financing						0	(4,546)	(135,782)
Change in fair value of derivatives							0	0
Linked common shares to derivative warrants, ending balance (shares)				250		50,147,026	14,360,276	128,350
Warrant Liability [Roll Forward]
Warrant liability beginning balance	14,079,560	1,832,945	2,750			1,832,945	2,750	752,486
Fair value of warrants issued to underwriters					49,170
Fair value of warrants issued to investors in private placement (shares)							2,344,899
Fair value of warrants issued with preferred stock financing						135,601	0	(19,823)
Change in fair value of derivative							(514,704)	(779,083)
Warrant liability ending balance	$ 14,079,560	$ 1,832,945	$ 2,750			$ 14,079,560	$ 1,832,945	$ 2,750